Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 1,954	$ 1,785		$ 4,041	$ 3,685
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	1,954	1,785	[2]	4,041	3,685	[2]
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,601	1,463	[2]	3,196	2,914	[2]
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		242	208	[2]	622	541	[2]
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		111	114	[2]	223	230	[2]
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	772	704	[2]	1,528	1,392	[2]
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		748	684	[2]	1,487	1,354	[2]
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		24	20	[2]	41	38	[2]
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	537	480	[2]	1,145	1,028	[2]
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		462	421	[2]	911	828	[2]
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		75	59	[2]	234	200	[2]
Tax, Audit & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	311	274	[2]	721	632	[2]
Tax, Audit & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		209	187	[2]	438	392	[2]
Tax, Audit & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		102	87	[2]	283	240	[2]
Reuters [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	229	218	[2]	441	414	[2]
Reuters [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		188	176	[2]	374	351	[2]
Reuters [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		41	42	[2]	67	63	[2]
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	111	114	[2]	223	230	[2]
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		111	114	[2]	223	230	[2]
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	(6)	(5)	[2]	(17)	(11)	[2]
Eliminations/ Rounding [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ (6)	$ (5)	[2]	(14)	$ (11)	[2]
Eliminations/ Rounding [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					$ (3)

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group (“LSEG”), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.
[2]	The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.